UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 March 2008

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Street
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       May 8, 2008
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  US$476,827
                                         (thousands)

                               Nevsky Capital LLP

                           Form 13F Information Table

                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS    SOLE    SHARED   NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  --------   ------- -------- ------
ALUMINUM CORP CHINA  LTD        SPON ADR H     022276109        81      2,000  SH   N/A  SOLE        N         2,000
                                SHS
AMERICA MOVIL SAB DE CV         SPON ADR L     02364W105    38,279    601,020  SH   N/A  SOLE        N       601,020
                                SHS
ANGLOGOLD ASHANTI LTD           SPONSORED ADR  035128206     3,328     98,000  SH   N/A  SOLE        N        98,000
AU OPTRONICS CORP               SPONSORED ADR  002255107     2,854    166,000  SH   N/A  SOLE        N       166,000
BANCO BRADESCO SA               SP ADR PFD     059460303    28,804  1,037,600  SH   N/A  SOLE        N     1,037,600
                                NEW
BRASIL TELECOM PARTICIPACEOS SA SPON ADR PFD   105530109     9,328    142,500  SH   N/A  SOLE        N       142,500
CEMEX SAB DE CV                 SPON ADR NEW   151290889     7,808    298,912  SH   N/A  SOLE        N       298,912
CHINA LIFE INS CO LTD           SPON ADR REP   16939P106        70      1,350  SH   N/A  SOLE        N         1,350
                                H
CHINA MOBILE LIMITED            SPONSORED ADR  16941M109     3,819     50,910  SH   N/A  SOLE        N        50,910
CHINA PETE & CHEM CORP          SPON ADR H     16941R108     2,525     29,370  SH   N/A  SOLE        N        29,370
                                SHS
CHUNGHWA TELECOM CO LTD         SPON ADR NEW   17133Q304       135      5,190  SH   N/A  SOLE        N         5,190
CNOOC LTD                       SPONSORED ADR  126132109       148      1,010  SH   N/A  SOLE        N         1,010
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR  204412209    54,973  1,586,987  SH   N/A  SOLE        N     1,586,987
COMPANIA DE MINAS BUENAVENTU    SPONSORED ADR  204448104    13,323    194,500  SH   N/A  SOLE        N       194,500
DESARROLLADORA HOMEX S A DE     SPONSORED ADR  25030W100     4,296     74,000  SH   N/A  SOLE        N        74,000
ENERSIS S A                     SPONSORED ADR  29274F104     7,160    405,000  SH   N/A  SOLE        N       405,000
FOMENTO ECONOMICO MEXICANOS     SPON ADR       344419106    17,631    422,000  SH   N/A  SOLE        N       422,000
                                UNITS
FORDING CDN COAL TR             TR UNIT        345425102    42,951    822,812  SH   N/A  SOLE        N       822,812
FREEPORT-MCMORAN COPPER & CO    COM            35671D857    11,546    120,000  SH   N/A  SOLE        N       120,000
GRUPO TELEVISA SA DE CV         SP ADR REP     40049J206    15,967    658,700  SH   N/A  SOLE        N       658,700
                                ORD
ICICI BK LTD                    ADR            45104G104       516     13,500  SH   N/A  SOLE        N        13,500
KOOKMIN BK NEW                  SPONSORED ADR  50049M109     4,264     76,075  SH   N/A  SOLE        N        76,075
LG DISPLAY CO LTD               SPONS ADR REP  50186V102       114      5,100  SH   N/A  SOLE        N         5,100
MECHEL OAO                      SPONSORED ADR  583840103     4,552     40,000  SH   N/A  SOLE        N        40,000
MOBILE TELESYSTEMS OJSC         SPONSORED ADR  607409109    51,726    681,950  SH   N/A  SOLE        N       681,950
OPEN JT STK CO-VIMPELCOMMUN     SPONSORED ADR  68370R109    18,472    618,000  SH   N/A  SOLE        N       618,000
PETROCHINA CO LTD               SPONSORED ADR  71646E100     1,749     13,960  SH   N/A  SOLE        N        13,960
PETROLEO BRASILEIRO SA PETRO    SP ADR NON     71654V101    27,761    327,800  SH   N/A  SOLE        N       327,800
                                VTG
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR  71654V408    53,832    527,200  SH   N/A  SOLE        N       527,200
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR  874039100       103     10,000  SH   N/A  SOLE        N        10,000
TELE NORTE LESTE PART S A       SPON ADR PFD   879246106     2,787    105,000  SH   N/A  SOLE        N       105,000
TELEFONOS DE MEXICO S A B       SPON ADR A     879403780     6,610    175,800  SH   N/A  SOLE        N       175,800
                                SHS
TEVA PHARMACEUTICAL INDS LTD    ADR            881624209     8,924    180,000  SH   N/A  SOLE        N       180,000
UNIBANCO-UNIAO DE BANCOS BRA    GDR REP PFD    90458E107    22,383    191,900  SH   N/A  SOLE        N       191,900
                                UT
BANCO SANTANDER CHILE NEW       SP ADR REP     05965X109     6,041    115,600  SH   N/A  SOLE        N       115,600
                                COM
MAGYAR TELEKOM TELECOMMUNS P    SPONSORED ADR  559776109     1,967     80,300  SH   N/A  SOLE        N        80,300